Income Taxes - Schedule of Provision for Income Tax (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Income Tax Expense [Abstract]
Income tax expense	$ 37,335	$ 55,886	$ 98,091	$ 55,606	$ 286,538	$ 124,605